Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Summary of the Group's operating segment results	There was no significant transaction between reportable segments for the years ended December 31, 2021, 2022 and 2023 (in thousands).

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues:
Games and related value-added services	67,819,288	74,566,471	81,565,449
Youdao	5,354,357	5,013,182	5,389,208
Cloud Music	6,997,622	8,992,221	7,866,992
Innovative businesses and others	7,434,759	7,923,935	8,646,510
Total net revenues	87,606,026	96,495,809	103,468,159

Cost of revenues:
Games and related value-added services	(26,007,412)	(27,784,419)	(25,938,865)
Youdao	(2,448,146)	(2,430,738)	(2,621,746)
Cloud Music	(6,854,948)	(7,699,103)	(5,764,322)
Innovative businesses and others	(5,324,719)	(5,815,423)	(6,079,832)
Total cost of revenues	(40,635,225)	(43,729,683)	(40,404,765)

Gross profit:
Games and related value-added services	41,811,876	46,782,052	55,626,584
Youdao	2,906,211	2,582,444	2,767,462
Cloud Music	142,674	1,293,118	2,102,670
Innovative businesses and others	2,110,040	2,108,512	2,566,678
Total gross profit	46,970,801	52,766,126	63,063,394

Schedule of disaggregation of net revenues by timing of revenue recognition

The following table set forth the disaggregation of net revenues by timing of revenue recognition for the years ended December 31, 2021, 2022 and 2023 (in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
A point in time	19,581,668	23,322,675	27,140,994
Over time	68,024,358	73,173,134	76,327,165
Total Net revenue	87,606,026	96,495,809	103,468,159

Schedule of total depreciation expenses of property and equipment recorded under cost of revenues by segment

The following table presents the total depreciation expenses of property and equipment recorded under cost of revenues by segment for the years ended December 31, 2021, 2022 and 2023 (in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Games and related value-added services	278,780	339,300	223,156
Youdao	9,330	11,610	9,275
Cloud Music	3,827	6,044	2,452
Innovative businesses and others	114,442	129,693	60,126
Total depreciation expenses of property and equipment	406,379	486,647	295,009